Income Taxes (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 18.5	$ 19.5
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	2.0
Tax Year 2040 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 16.2